DOCUMENT AND ENTITY INFORMATION	3 Months Ended
	Mar. 27, 2015	Apr. 28, 2015
Document Information [Line Items]
Entity Registrant Name	INTERLINE BRANDS, INC./DE
Entity Central Index Key	0001292900
Document Type	10-Q
Document Period End Date	Mar. 27, 2015
Document Fiscal Period Focus	Q1
Document Fiscal Year Focus	2015
Amendment Flag	false
Current Fiscal Year End Date	--12-25
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filer	No
Entity Current Reporting Status	Yes
Entity Filer Category	Non-accelerated Filer
Entity Common Stock, Shares Outstanding		1,499,280